UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

MAXIM SERIES FUND, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

R. L. McFeetors

President and Chief Executive Officer

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant's telephone number, including area code: (303) 737-3000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2007

ITEM 1.          REPORTS TO STOCKHOLDERS

MAXIM SERIES FUND, INC.

Maxim T. Rowe Price MidCap Growth Portfolio

Semi-Annual Report

June 30, 2007

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of any Portfolio of Maxim Series Fund, Inc. Such offering is made only by the prospectus(es) of Maxim Series Fund, Inc., which include details as to offering price and other information.

MAXIM SERIES FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2007
UNAUDITED
ASSETS:
Cash	40,580
Dividends receivable	121,329
Subscriptions receivable	770,898
Receivable for investments sold	396,634

Total assets	488,963,707

LIABILITIES:
Due to investment adviser	399,939
Redemptions payable	1,214,695
Payable for investments purchased	3,154,795

Total liabilities	4,769,429

NET ASSETS	$484,194,278

NET ASSETS REPRESENTED BY:
Capital stock, $.10 par value	$2,354,810
Additional paid-in capital	320,714,727
Net unrealized appreciation on investments	131,598,781
Overdistributed net investment income	(48,024)
Accumulated net realized gain on investments	29,573,984

NET ASSETS	$484,194,278

NET ASSET VALUE PER OUTSTANDING SHARE	$20.56
(Offering and Redemption Price)
SHARES OF CAPITAL STOCK:
Authorized	230,000,000
Outstanding	23,548,095

(1) Cost of investments in securities:	$356,035,485
See notes to financial statements.

MAXIM SERIES FUND, INC.
MAXIM T. ROWE PRICE MIDCAP GROWTH PORTFOLIO
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2007
UNAUDITED
INVESTMENT INCOME:
Interest	$357,490
Dividends	2,186,719
Foreign withholding tax	(8,395)

Total income	2,535,814

EXPENSES:
Audit fees	6,874
Bank and custodial fees	18,988
Investment administration	67,279
Management fees	2,257,250
Other expenses	15,333

Total expenses	2,365,724

Less amount reimbursed by investment adviser	3,506

Net expenses	2,362,218

NET INVESTMENT INCOME	173,596

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	30,831,428
Change in net unrealized appreciation on investments	31,384,127

Net realized and unrealized gain on investments	62,215,555

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$62,389,151
See notes to financial statements.

MAXIM SERIES FUND, INC.
MAXIM T. ROWE PRICE MIDCAP GROWTH PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 2007 AND YEAR ENDED DECEMBER 31, 2006
	2007	2006
	UNAUDITED
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)	$173,596	$(32,856)
Net realized gain on investments	30,831,428	32,195,670
Change in net unrealized appreciation on investments	31,384,127	(4,900,001)

Net increase in net assets resulting from operations	62,389,151	27,262,813

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(221,620)	(685,586)
From net realized gains	0	(34,353,468)

Total distributions	(221,620)	(35,039,054)

SHARE TRANSACTIONS:
Net proceeds from sales of shares	86,725,170	187,075,922
Reinvestment of distributions	221,620	35,039,054
Redemptions of shares	(100,796,889)	(164,420,799)

Net increase (decrease) in net assets resulting from share transactions	(13,850,099)	57,694,177

Total increase in net assets	48,317,432	49,917,936

NET ASSETS:
Beginning of period	435,876,846	385,958,910

End of period (1)	$484,194,278	$435,876,846
	0	0
OTHER INFORMATION:
SHARES:
Sold	4,512,381	10,053,178
Issued in reinvestment of distributions	10,816	1,949,219
Redeemed	(5,246,838)	(8,847,388)

Net increase (decrease)	(723,641)	3,155,009

(1) Including overdistributed net investment income	$(48,024)	$0
See notes to financial statements.

MAXIM SERIES FUND, INC.
MAXIM T. ROWE PRICE MIDCAP GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:
	Six Months Ended		Year Ended December 31,
	June 30, 2007		2006	2005	2004	2003	2002
	UNAUDITED
Net Asset Value, Beginning of Period	$17.96		$18.28	$17.00	$16.06	$12.00	$15.38
Income from Investment Operations
Net investment income	0.01		0.03
Net realized and unrealized gain (loss)	2.60		1.19	2.39	2.85	4.53	(3.38)
Total Income (Loss) From
Investment Operations	2.61		1.22	2.39	2.85	4.53	(3.38)

Less Distributions
From net investment income	(0.01)		(0.03)
From net realized gains	0.00		(1.51)	(1.11)	(1.91)	(0.47)	0.00

Total Distributions	(0.01)		(1.54)	(1.11)	(1.91)	(0.47)	0.00

Net Asset Value, End of Period	$20.56		$17.96	$18.28	$17.00	$16.06	$12.00

Total Return	14.53%	w	6.75%	14.14%	18.09%	37.81%	(21.98%)

Net Assets, End of Period ($000)	$484,194		$435,877	$385,959	$327,397	$335,177	$204,263

Ratio of Expenses to Average Net Assets:
- Before Reimbursement	1.05%	*	1.06%	1.05%	1.05%	1.06%	1.07%
- After Reimbursement #	1.04%	*	1.05%	1.05%	1.04%	1.05%	1.05%
Ratio of Net Investment Income (Loss) to
Average Net Assets:
- Before Reimbursement	0.07%	*	(0.02%)	(0.38%)	(0.61%)	(0.64%)	(0.71%)
- After Reimbursement #	0.08%	*	(0.01%)	(0.38%)	(0.60%)	(0.63%)	(0.69%)
Portfolio Turnover Rate	14.61%	w	42.08%	32.42%	41.48%	49.18%	54.41%
#	Percentages are shown net of expenses reimbursed by Maxim Capital Management, LLC.
w	Based on operations for the period shown and, accordingly, are not representative of a full year.
* Annualized

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM T. ROWE PRICE MIDCAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2007
UNAUDITED

COMMON STOCK

Shares	Value ($)

AEROSPACE & DEFENSE --- 2.50%
45,700 Alliant Techsystems Inc*	4,531,155
3,900 Embraer-Empresa Brasilieira de Aeronautica SA sponsored ADR	188,019
3,900 Precision Castparts Corp	473,304
99,400 Rockwell Collins Inc	7,021,616
$12,214,094

AIR FREIGHT --- 0.10%
4,900 CH Robinson Worldwide Inc	257,348
6,200 Expeditors International of Washington Inc	256,060
$513,408

AIRLINES --- 0.87%
6,500 SkyWest Inc	154,895
274,600 Southwest Airlines Co	4,094,286
$4,249,181

AUTO PARTS & EQUIPMENT --- 0.02%
5,800 Gentex Corp	114,202
$114,202

AUTOMOBILES --- 0.03%
1,900 Thor Industries Inc	85,766
2,300 Winnebago Industries Inc	67,896
$153,662

BANKS --- 0.27%
1,300 City National Corp	98,917
2,500 East West Bancorp Inc	97,200
2,500 First Horizon National Corp	97,500
16,500 SVB Financial Group*	876,315
2,900 Synovus Financial Corp	89,030
5,000 UCBH Holdings Inc	91,350
$1,350,312

BIOTECHNOLOGY --- 3.28%
6,900 Celgene Corp*	395,577
78,500 Cephalon Inc*	6,310,615
1,600 Charles River Laboratories International Inc*	82,592
2,200 Genzyme Corp*	141,680
26,000 Gilead Sciences Inc	1,008,020
90,000 Human Genome Sciences Inc*	802,800
40,500 Illumina Inc*	1,643,895
2,400 Invitrogen Corp*	177,000

56,000 PDL BioPharma Inc*	1,304,800
82,000 Qiagen NV*	1,458,780
2,600 Techne Corp*	148,746
1,900 Thermo Fisher Scientific Inc *	98,268
3,100 Varian Medical Systems Inc*	131,781
72,300 Vertex Pharmaceuticals Inc*	2,064,888
3,400 Waters Corp*	201,824
10,600 deCODE Genetics Inc*	39,591
$16,010,857

BROADCAST/MEDIA --- 2.78%
65,000 Cablevision Systems Corp*	2,352,350
143,000 Discovery Holding Co*	3,287,570
1,800 EW Scripps Co	82,242
128,350 Rogers Communications Inc Class B	5,453,592
2 ,500 Salem Communications Corp Class A 1	27,725
198,000 XM Satellite Radio Holdings Inc*	2,330,460
$13,533,939

BUILDING MATERIALS --- 0.75%
60,000 American Standard Cos Inc	3,538,800
1,700 Genlyte Group Inc*	133,518
$3,672,318

CHEMICALS --- 0.46%
45,000 Amylin Pharmaceuticals Inc*	1,852,200
5,100 Ecolab Inc	217,770
2,000 Sigma-Aldrich Corp	85,340

3,700 Valspar Corp	105,117
$2,260,427

COMMUNICATIONS - EQUIPMENT --- 2.01%
34,000 ADTRAN Inc	882,980
52,000 CIENA Corp*	1,878,760
49,000 Comverse Technology Inc*	1,021,650
3,200 F5 Networks Inc*	257,920
75,000 Harris Corp	4,091,250
49,000 SBA Communications Corp*	1,645,910
$9,778,470

COMPUTER HARDWARE & SYSTEMS --- 1.42%
57,300 Avid Technology Inc*	2,025,555
1,900 Cognos Inc*	75,373
31,300 Network Appliance Inc*	913,960
9,300 QLogic Corp*	154,845
171,500 Seagate Technology Holdings	3,733,555
$6,903,288

COMPUTER SOFTWARE & SERVICES --- 7.53%
10,433 Activision Inc*	194,784
6,600 American Reprographics Co*	203,214
71,900 Autodesk Inc*	3,385,052
1,000 Baidu.com Inc*	167,980
4,000 CACI International Inc Class A*	195,400
216,000 CNET Networks Inc*	1,769,040
4,200 Cadence Design Systems Inc*	92,232

4,100 Citrix Systems Inc*	138,047
88,000 Cogent Inc*	1,292,720
4,400 Cognizant Technology Solutions Corp*	330,396
2,300 Digital River Inc*	104,075
6,700 Electronic Arts Inc*	317,044
2,900 FactSet Research Systems Inc	198,215
6,300 Foundry Networks Inc*	104,958
30,400 IHS Inc*	1,398,400
58,900 Intuit Inc	1,771,712
82,500 Jack Henry & Associates Inc	2,124,375
225,000 Juniper Networks Inc*	5,663,250
62,600 McAfee Inc*	2,203,520
80,100 NAVTEQ*	3,391,434
7,100 Perot Systems Corp Class A*	120,771
136,700 Red Hat Inc*	3,045,676
3,800 SINA Corp*	159,068
22,800 Salesforce.com*	977,208
9,100 Satyam Computer Services Ltd	225,316
5,800 Symantec Corp*	117,160
2,900 Synopsys Inc*	76,647
3,950 THQ Inc*	120,554
194,800 VeriSign Inc*	6,181,004
10,000 aQuantive Inc*	638,000
$36,707,252

CONGLOMERATES --- 0.09%
5,100 McDermott International Inc*	423,912
$423,912

CONTAINERS --- 0.02%
2,800 Sealed Air Corp	86,856
$86,856

COSMETICS & PERSONAL CARE --- 0.08%
10,200 Avon Products Inc	374,850
$374,850

DISTRIBUTORS --- 0.04%
2,200 WW Grainger Inc	204,710
$204,710

ELECTRONIC INSTRUMENTS & EQUIP --- 5.74%
148,350 Ametek Inc	5,886,528
88,300 Flir Systems Inc*	4,083,875
15,600 Garmin Ltd	1,153,932
58,600 Harman International Industries Inc	6,844,480
2,800 II-IV Inc*	76,076
92,600 Jabil Circuit Inc	2,043,682
2,600 MEMC Electronic Materials Inc*	158,912
2,700 National Instruments Corp	87,939
133,800 Roper Industries Inc	7,639,980
$27,975,404

ELECTRONICS - SEMICONDUCTOR --- 6.01%
149,200 Altera Corp	3,301,796
9,500 Analog Devices Inc	357,580

5,500 Broadcom Corp Class A*	160,875
1,700 Cymer Inc*	68,340
78,500 Fairchild Semiconductor International Inc*	1,516,620
4,900 Integrated Device Technology Inc*	74,823
128,000 Intersil Holding Corp	4,026,880
1,800 KLA-Tencor Corp	98,910
1,700 Lam Research Corp*	87,380
12,200 Linear Technology Corp	441,396
212,200 Marvell Technology Group Ltd	3,864,162
10,000 Maxim Integrated Products Inc	334,100
87,400 Microchip Technology Inc	3,237,296
9,200 National Semiconductor Corp	260,084
193,000 ON Semiconductor Corp*	2,068,960
254,000 PMC-Sierra Inc*	1,963,420
4,900 Silicon Laboratories Inc*	169,589
73,000 Spansion Inc*	810,300
165,800 Teradyne Inc*	2,914,764
132,900 Xilinx Inc	3,557,733
$29,315,008

EN GINEERING & CONSTRUCTION --- 0.57%
3,500 Fluor Corp	389,795
2,700 Foster Wheeler Ltd*	288,873
68,200 Quanta Services Inc*	2,091,694
$2,770,362

FINANCIAL SERVICES --- 2.74%
500 CBOT Holdings Inc*	103,300

680 Chicago Mercantile Exchange	363,365
98,300 Eaton Vance Corp	4,342,894
3,500 Federated Investors Inc Class B	134,155
44,400 Interactive Brokers Group Inc*	1,204,572
2,000 IntercontinentalExchange Inc*	295,700
4,800 Janus Capital Group Inc	133,632
7,450 Legg Mason Inc	732,931
1,500 Moody's Corp	93,300
6,400 Northern Trust Corp	411,136
57,000 Nuveen Investments	3,542,550
31,000 Principal Financial Group	1,806,990
3,200 SEI Investments Co	92,928
1,600 State Street Corp	109,440
$13,366,893

FOOD & BEVERAGES --- 0.48%
2,800 Brown-Forman Corp	204,624
98,000 Cott Corp*	1,410,220
4,300 Hershey Co	217,666
5,300 McCormick & Co Inc	202,354
5,125 Wm Wrigley Jr Co	283,464
$2,318,328

GOLD, METALS & MINING --- 2.67%
58,500 Agnico-Eagle Mines Ltd*	2,135,250
118,500 CONSOL Energy Inc	5,464,035
3,200 Carpenter Technology Corp	416,992
41,900 Foundation Coal Holdings Inc	1,702,816

24,000 Peabody Energy Corp	1,161,120
50,000 Teck Cominco Ltd	2,125,000
$13,005,213

HEALTH CARE RELATED --- 5.82%
100,400 Alkermes Inc*	1,465,840
3,900 CIGNA Corp	203,658
33,000 Cerner Corp*	1,830,510
72,000 Community Health Systems Inc*	2,912,400
29,650 Coventry Health Care Inc*	1,709,323
23,450 DaVita Inc*	1,263,486
203,300 Elan Corp PLC sponsored ADR*	4,458,369
7,000 Express Scripts Inc Class A	350,070
103,200 Health Management Associates Inc Class A	1,172,352
53,400 Health Net Inc*	2,819,520
2,400 Healthways Inc*	113,688
16,500 Henry Schein Inc*	881,595
15,600 Humana Inc*	950,196
2,300 Laboratory Corp of America Holdings*	179,998
5,200 Lincare Holdings Inc*	207,220
96,900 Manor Care Inc	6,326,601
2,800 Martek Biosciences Corp*	72,716
1,300 Medco Health Solutions Inc*	101,387
31,000 Omnicare Inc	1,117,860
2,900 Patterson Cos Inc*	108,083
2,700 Quest Diagnostics Inc	139,455
$28,384,327

HOMEBUILDING --- 0.10%
1,600 Centex Corp	64,160
2,100 KB Home	82,677
3,000 Lennar Corp	109,680
1,900 Meritage Homes Corp*	50,825
3,400 Pulte Homes Inc	76,330
3,200 Toll Brothers Inc*	79,936
$463,608

HOTELS/MOTELS --- 0.83%
4,000 Choice Hotels International Inc	158,080
29,000 Gaylord Entertainment Co*	1,555,560
8,900 Hilton Hotels Corp	297,883
5,500 Marriott International Inc Class A	237,820
5,200 Melco PBL Entertainment Ltd*	65,312
4,500 Starwood Hotels & Resorts Worldwide Inc	301,815
16,200 Wynn Resorts Ltd	1,452,978
$4,069,448

HOUSEHOLD GOODS --- 0.03%
2,200 Clorox Co	136,620
$136,620

INDEPENDENT POWER PRODUCTS --- 0.06%
11,600 Reliant Energy Inc*	312,620
$312,620

INSURANCE RELATED --- 1.54%

2,200 Ambac Financial Group Inc	191,818
2,500 Aon Corp	106,525
2,200 Arch Capital Group Ltd*	159,588
51,000 Assurant Inc	3,004,920
83,200 Axis Capital Holdings Ltd	3,382,080
2,600 Brown & Brown Inc	65,364
2,100 MBIA Inc	130,662
230 Markel Corp*	111,449
2,900 Marsh & McLennan Cos Inc	89,552
2,800 OneBeacon Insurance Group Ltd	70,924
1,700 RenaissanceRe Holdings Ltd	105,383
2,200 Willis Group Holdings Ltd	96,932
$7,515,197

INVESTMENT BANK/BROKERAGE FIRM --- 0.77%
1,100 Affiliated Managers Group Inc*	141,636
1,160 BlackRock Inc	181,644
131,000 E*TRADE Financial Corp*	2,893,790
7,800 Lazard Ltd	351,234
5,800 TD Ameritrade Holding Corp*	116,000
3,200 optionsXpress Holdings Inc	82,112
$3,766,416

LEISURE & ENTERTAINMENT --- 1.65%
1,600 Boyd Gaming Corp	78,704
55,800 DreamWorks Animation SKG Inc*	1,609,272
6,300 Harley-Davidson Inc	375,543
110,800 International Game Technology	4,398,760

47,500 Pinnacle Entertainment Inc*	1,337,125
1,800 Royal Caribbean Cruises Ltd	77,364
3,950 Shuffle Master Inc*	65,570
2,850 WMS Industries Inc	82,251
$8,024,589

MACHINERY --- 2.10%
24,700 Danaher Corp	1,864,850
3,600 Donaldson Co Inc	127,980
4,500 Graco Inc	181,260
11,800 IDEX Corp	454,772
49,640 ITT Corp	3,389,419
3,300 Joy Global	192,489
62,000 Oshkosh Truck Corp	3,901,040
2,600 Pall Corp	119,574
$10,231,384

MANUFACTURING --- 0.56%
77,700 Dolby Laboratories Inc*	2,751,357
$2,751,357

MEDICAL PRODUCTS --- 2.43%
3,500 American Medical Systems Holdings Inc*	63,140
2,700 ArthroCare Corp*	118,557
1,300 Becton Dickinson & Co	96,850
27,300 CR Bard Inc	2,255,799
3,200 Dentsply International Inc	122,432
76,900 Edwards Lifesciences Corp*	3,794,246

47,100 Gen-Probe Inc*	2,845,782
2,200 Hologic Inc*	121,682
1,900 Integra LifeSciences Holdings*	93,898
900 Intuitive Surgical Inc*	124,893
3,200 Kyphon Inc*	154,080
2,300 Millipore Corp*	172,707
30,400 ResMed Inc*	1,254,304
3,000 Respironics Inc*	127,770
9,500 St Jude Medical Inc*	394,155
1,100 Zimmer Holdings Inc*	93,379
$11,833,674

MISCELLANEOUS --- 0.02%
2,200 Dade Behring Holdings Inc	116,864
$116,864

OFF ICE EQUIPMENT & SUPPLIES --- 0.06%
1,600 Avery Dennison Corp	106,368
2,000 HNI Corp	82,000
2,150 Zebra Technologies Corp Class A*	83,291
$271,659

OIL & GAS --- 8.07%
160,000 BJ Services Co	4,550,400
2,500 Bill Barrett Corp*	92,075
75,900 CNX Gas Corp*	2,322,540
53,500 Cameron International Corp*	3,823,645
8,400 Compton Petroleum Corp*	83,580

2,500 Core Laboratories NV*	254,225
1,200 Diamond Offshore Drilling Inc	121,872
75,000 EOG Resources	5,479,500
54,500 FMC Technologies Inc*	4,317,490
7,100 Grant Prideco Inc*	382,193
4,200 Mariner Energy Inc*	101,850
56,100 Murphy Oil Corp	3,334,584
2,700 Nabors Industries Ltd*	90,126
120,700 Smith International Inc	7,077,848
72,000 TETRA Technologies Inc*	2,030,400
1,600 Ultra Petroleum Corp*	88,384
3,700 Weatherford International Ltd*	204,388
10,200 Williams Cos Inc	322,524
77,666 XTO Energy Inc	4,667,727
$39,345,351

PHARMACEUTICALS --- 2.80%
7,302 Allergan Inc	420,887
86,000 Barr Laboratories Inc*	4,319,780
49,900 Medarex Inc*	713,071
38,000 Medicis Pharmaceutical Corp Class A	1,160,520
62,800 Mylan Laboratories Inc	1,142,332
29,000 OSI Pharmaceuticals Inc*	1,050,090
40,100 Sepracor Inc*	1,644,902
41,000 Theravance Inc*	1,312,000
113,900 Valeant Pharmaceuticals International	1,900,991
$13,664,573

POLLUTION CONTROL --- 0.09%
6,000 Republic Services Inc	183,840
5,600 Stericycle Inc	248,976
$432,816

PRINTING & PUBLISHING --- 0.06%
1,500 McGraw-Hill Cos Inc	102,120
1,300 Meredith Corp	80,080
2,500 VistaPrint Ltd*	95,625
$277,825

RESTAURANTS --- 1.78%
67,450 Cheesecake Factory Inc*	1,653,874
37,000 Chipotle Mexican Grill Inc*	2,909,310
31,000 PF Changs China Bistro Inc*	1,091,200
14,700 Panera Bread Co Class A*	677,082
63,700 Tim Hortons Inc	1,958,775
11,800 Yum! Brands Inc	386,096
$8,676,337

RETAIL --- 6.83%
70,400 Advance Auto Parts Inc	2,853,312
115,100 Amazon.com Inc*	7,873,988
2,700 AnnTaylor Stores Corp*	95,634
83,800 Bed Bath & Beyond Inc*	3,015,962
46,000 Best Buy Co Inc	2,146,820
102,000 CarMax Inc	2,601,000
1,500 Dicks Sporting Goods Inc*	87,255

4,700 Family Dollar Stores Inc	161,304
1,950 Men's Wearhouse Inc	99,587
90,000 O'Reilly Automotive Inc*	3,289,500
135,800 Petsmart Inc	4,406,710
5,300 Ross Stores Inc	163,240
43,800 Shoppers Drug Mart Corp	2,028,718
7,700 Staples Inc	182,721
10,300 TJX Cos Inc	283,250
5,700 Tiffany & Co	302,442
1,600 Tractor Supply Co*	83,280
2,900 Urban Outfitters Inc*	69,687
50,000 Whole Foods Market Inc	1,915,000
51,400 Williams-Sonoma Inc	1,623,212
$33,282,622

SECURITIES & COMMODITIES --- 0.07%
2,900 NYMEX Holdings Inc	364,327
$364,327

SPECIALIZED SERVICES --- 11.90%
3,492 Apollo Group Inc*	204,038
87,000 Catalina Marketing Corp	2,740,500
77,600 CheckFree Corp*	3,119,520
47,900 ChoicePoint Inc*	2,033,355
3,600 Cintas Corp	141,948
111,100 Clear Channel Outdoor Holdings Inc*	3,148,574
20,300 Corporate Executive Board Co	1,317,673
76,200 DST Systems Inc*	6,035,802

3,600 DeVry Inc	122,472
1,900 Dun & Bradstreet Corp	195,662
3,300 Equifax Inc	146,586
62,800 Fastenal Co	2,628,808
1,600 Fidelity National Information Services Inc	86,848
2,200 Fiserv Inc*	124,960
3,800 Focus Media Holding Ltd	191,900
2,800 Getty Images Inc*	133,868
86,300 Global Payments Inc	3,421,795
3,200 H&R Block Inc	74,784
1,700 ITT Educational Services Inc*	199,546
117,550 Iron Mountain Inc	3,071,582
5,400 LECG Corp*	81,594
93,200 Lamar Advertising Co	5,849,232
37,000 Laureate Education Inc*	2,281,420
12,000 MSC Industrial Direct Co Inc Class A	660,000
52,300 Manpower Inc	4,824,152
62,400 MoneyGram International Inc	1,744,080
97,500 Monster Worldwide Inc*	4,007,250
5,000 Omnicom Group Inc	264,600
10,000 Paychex Inc	391,200
20,000 Resources Connection Inc*	663,600
5,000 Ritchie Bros Auctioneers Inc	313,100
61,800 Robert Half International Inc	2,255,700
42,900 SAIC Inc*	775,203
105,500 UTI Worldwide Inc	2,826,345
49,000 United Rentals Inc*	1,594,460
3,600 WPP Group PLC	269,100

4,800 Western Union Co	99,984
$58,041,241

TELEPHONE & TELECOMMUNICATIONS --- 5.31%
108,000 Amdocs Ltd*	4,300,560
131,500 American Tower Corp*	5,523,000
167,100 Crown Castle International Corp*	6,060,717
59,900 Leap Wireless International Inc*	5,061,550
77,300 MetroPCS Communications Inc*	2,553,992
4,300 NII Holdings Inc*	347,182
4,100 NeuStar Inc*	118,777
95,000 Time Warner Telecom Inc*	1,909,500
$25,875,278

TEXTILES --- 0.19%
7,700 Coach Inc*	364,903
12,700 Under Armour Inc*	579,755
$944,658

TRANSPORTATION --- 0.06%
5,800 Landstar System Inc	279,850
$279,850

UTILITIES --- 1.06%
16,600 AES Corp*	363,208
32,000 First Solar Inc*	2,857,280
31,200 SunPower Corp*	1,967,160
$5,187,648

TOTAL COMMON STOCK --- 94.65%	$461,553,235
(Cost $329,954,454)

SHORT-TERM INVESTMENTS

Par Value ($)	Value ($)

24,088,000 Federal Home Loan Bank	24,081,576
4.870% July 2, 2007
2,000,000 International Bank for Reconstruction & Development	1,999,455
4.970% July 2, 2007

TOTAL SHORT-TERM INVESTMENTS --- 5.35%	$26,081,031
(Cost $26,081,031)

TOTAL MAXIM T.ROWE PRICE MIDCAP GROWTH PORTFOLIO --- 100%	$487,634,266
(Cost $356,035,485)

Legend
* Non-income Producing Security
ADR – American Depository Receipt

See Notes to Financial Statements.

MAXIM SERIES FUND, INC.

Financial Statements and Financial Highlights for the Six Months Ended June 30, 2007 and Year Ended December 31, 2006

Maxim T. Rowe Price MidCap Growth Portfolio

MAXIM SERIES FUND, INC.

MAXIM T. ROWE PRICE MIDCAP GROWTH PORTFOLIO

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2007

UNAUDITED

1.	ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of thirty-one portfolios. Interests in the Maxim T. Rowe Price MidCap Growth Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek long-term capital appreciation. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available only as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life & Annuity Insurance Company and New England Financial, and certain qualified retirement plans for which GWL&A, First Great-West Life & Annuity Insurance Company and New England Financial provide administrative services and for the Maxim Profile Portfolios.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used. In the event that trading on a security is halted prior to the end of the trading day due to a significant event, portfolio management will determine whether further pricing adjustment is necessary.

Fixed income and other securities are valued by independent pricing services approved by the Board of Directors.

Foreign securities are valued at the closing price on the security’s primary exchange. If the closing price is not available, the current bid will be used. Foreign equity securities are also subject to a fair value pricing review daily (see below). Foreign exchange rates are valued utilizing the New York closing rates.

Because developments that could affect the values of foreign securities may occur between the close of the foreign market where the security is principally traded and the valuation time, current market prices may not be readily available when the Portfolio determines the net asset value as of valuation time, and therefore, the Portfolio may adjust previous closing market prices of foreign securities to reflect what it believes to be the fair value of the securities as of the valuation time. While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the Board of Directors. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of the U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing. Developments that might be considered significant events to trigger fair value pricing could be a natural disaster, government actions or significant fluctuations in domestic or foreign markets.

The Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions.

Foreign Currency Translations

The accounting records of the Portfolio are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Dividends

Dividends from net investment income of the Portfolio are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on the basis of the first-in, first-out method (FIFO).

Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

Classification of Distributions to Shareholders

The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

Application of Recent Accounting Pronouncements

Effective January 2, 2007, the Portfolio adopted FASB Interpretation No. 48 (“FIN 48”) “Accounting for Uncertainty in Income Taxes,” which requires that the financial statement effects of a tax position taken or expected to be taken in a tax return be recognized in the financial statements when it is more likely than not, based on the technical merits, that the position will be sustained upon examination. Management has concluded that the Portfolio has taken no uncertain tax positions that require adjustment to the financial statements to comply with the provisions of FIN 48. The Portfolio files income tax returns in the U.S. federal jurisdiction and various state jurisdictions.  No federal income tax returns are currently under examination.  The statute of limitations on the Portfolio’s federal tax return filings remains open for the years ended December 31, 2002 through December 31, 2006.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). FAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value measurements.

FAS 157 shall be effective for financial statements issued for fiscal years beginning after November 15, 2007. The Portfolio is evaluating the impact that the adoption of FAS 157 will have on its financial position and the results of its operations. As such, any necessary adjustments pursuant to FAS 157 will be reflected on the semi-annual report for the period ending June 30, 2008.

2.	INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 1.00% of the average daily net assets of the Portfolio. However, the investment adviser shall pay any expenses which exceed an annual rate, including management fees, of 1.05% of the average daily net assets of the Portfolio. Expenses incurred by the Fund, which are not fund specific, are allocated based on relative net assets or other appropriate allocation methods.

GWFS Equities, Inc., a wholly-owned subsidiary of GWL&A, is the principal underwriter to distribute and market the Portfolio. FASCore, LLC, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

As of June 30, 2007, there were thirty-one Portfolios of the Fund for which the Directors served as Directors. The total compensation paid to the independent directors with respect to all funds for which they serve as Directors was $32,000 for the six months ended June 30, 2007. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

3.	PURCHASES & SALES OF INVESTMENT SECURITIES

For the six months ended June 30, 2007, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $64,771,520 and $92,020,264, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.

4.	UNREALIZED APPRECIATION (DEPRECIATION)

At June 30, 2007, the U.S. Federal income tax cost basis was $359,948,854. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $137,094,563 and gross depreciation of securities in which there was an excess of tax cost over value of $9,409,151 resulting in net appreciation of $127,685,412.

5.	DISTRIBUTIONS TO SHAREHOLDERS

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. The differences between book basis and tax basis are primarily due to tax deferral of losses on wash sales and net operating losses. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

The Portfolio’s tax capital gains and losses are determined only at the end of each fiscal year.

Investment Advisory Agreement Approval

The Board of Directors (the "Board") of Maxim Series Fund, Inc. (the "Fund"), including the Directors who are not interested persons of the Fund (the "Independent Directors"), approved at a meeting held on April 17, 2007 (the "Meeting"), the continuation of the investment advisory agreement (the "Advisory Agreement") between the Fund and GW Capital Management, LLC, doing business as Maxim Capital Management, LLC ("MCM"), and the investment sub-advisory agreements (the "Sub-Advisory Agreements") between MCM and each of the following Sub-Advisers: Alliance Capital Management, L.P.; Ariel Capital Management, LLC; BNY Investment Advisors; Federated Investment Management Company; Franklin Advisers, Inc.; INVESCO Global Asset Management (N.A.), Inc.; Janus Capital Management, LLC; Loomis, Sayles & Company, L.P.; Massachusetts Financial Services Company; T. Rowe Price Associates, Inc.; Trusco Capital Management, Inc., and Western Asset Management Company.

Pursuant to the Advisory Agreement, MCM acts as investment adviser and, subject to oversight by the Board, directs the investments of each Portfolio in accordance with its investment objective, policies and limitations. MCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund. In addition, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits MCM to enter into and materially amend Sub-Advisory Agreements with Board approval but without shareholder approval. Under this structure, MCM is also responsible for monitoring and evaluating the performance of the Sub-Advisers and for recommending the hiring, termination and replacement of Sub-Advisers to the Board.

Pursuant to the Sub-Advisory Agreements, each Sub-Adviser, subject to general supervision and oversight by MCM and the Board, is responsible for the day-to-day management of the Portfolio(s) sub-advised by it, and for making decisions to buy, sell or hold any particular security. MCM is responsible for the day-to-day management of the Portfolios that do not have a Sub-Adviser.

In advance of the Meeting, the Independent Directors met separately on March 22, 2007, with independent legal counsel to review and evaluate information furnished by MCM and the Sub-Advisers in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreements (collectively, the “Agreements”). The Independent Directors also considered additional information provided in response to their requests made following the March meeting. In approving the continuation of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board also noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. In their deliberations, the Board did not identify any single factor as being determinative. Rather, the Board's approvals were based on each Director's business judgment after consideration of the information as a whole. Individual Directors may have weighted certain factors differently and assigned varying degrees of materiality to information considered by the Board.

Based upon its review of the Agreements and the information described below, the Board concluded that the Agreements were fair and reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors' determinations to approve the continuation of the Agreements are discussed below.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of services provided and to be provided to the Portfolios by MCM and the Sub-Advisers. The Board considered, among other things, MCM's and each Sub-Adviser's personnel, experience, resources and performance track record, their ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Portfolios, consulting by the Sub-Advisers as appropriate with MCM, and performing research and obtaining and evaluating the economic, statistical and financial data relevant to the investment policies of the Portfolios. The Board also considered MCM's and each Sub-Adviser's reputation for management of their specific investment strategies, and MCM's and each Sub-Adviser's overall financial condition, technical resources, operational capabilities, and compliance policies and procedures. Consideration was given to the fact that at regular Board meetings held throughout the year, the Board meets with representatives of MCM and of the Sub-Advisers to discuss portfolio management strategies, benchmark index tracking for each Index Portfolio, and the performance of each Portfolio. Moreover, the Board considered MCM's and each Sub-Adviser's practices regarding the selection and compensation of brokers and dealers that execute portfolio transactions for the Portfolios and the procedures MCM and each Sub-Adviser use for obtaining best execution for transactions in the Portfolios. Consideration was also given to the Portfolios' turnover rates in relation to the quality of the services provided to the Portfolios. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Portfolios by MCM and the Sub-Advisers.

Investment Performance

The Board considered the investment performance of each Portfolio. The Board reviewed information regarding the investment performance of each Portfolio as compared against various benchmarks and the performance of similar funds. This information generally included annualized returns for the one-, three-, five-, and ten-year periods ended December 31, 2006, to the extent applicable, risk-weighted performance measures, and the Portfolios' Morningstar category and overall ratings, except that Morningstar ratings are not provided for the Index and Profile Portfolios. The Board considered the composition of each Portfolio's "peer" group of funds, as determined by MCM based on funds of similar size and investment styles from within, to the extent applicable, the Portfolio's Morningstar category. In evaluating the performance of each Portfolio, the Board noted how the Portfolio performed relative to the short- and long-term returns of the applicable benchmarks and peer groups. With respect to the Index Portfolios, the Board noted how their performance compared to the benchmarks they are designed to track. The Maxim Ariel Mid-Cap Value Portfolio and Maxim Trusco Small-Cap Growth Portfolio were identified, in particular, as having underperformed, and consideration was given to the actions being taken by MCM and the applicable Sub-Advisers to address this underperformance. The Board was informed that MCM was closely monitoring the performance of these Portfolios. The Board concluded that it was satisfied with the steps being taken to address the underperformance of these Portfolios, and that it was satisfied with the performance of the other Portfolios.

Costs and Profitability

The Board considered the costs of services provided and profits estimated to have been realized by MCM and the Sub-Advisers from their relationships with the Portfolios. With respect to the costs of services, the Board considered the structure and the level of the applicable investment management fees and other expenses payable by the Portfolios, as well as the structure and level of the applicable sub-advisory fees payable by MCM to the Sub-Advisers. In evaluating the applicable management and sub-advisory fees, the Board considered the fees payable by and the total expense ratios of similar funds managed by other investment advisers, as determined by MCM based on each Portfolio's Morningstar category, to the extent applicable. With the exception of the Index and Profile Portfolios (for which comparable information from Morningstar was not available), the Board also considered each Portfolio's total expense ratio in comparison to the median expense ratio for all funds within the same Morningstar fund category as the Portfolio. Based on the information provided, the Board noted that the Portfolios' management fees were within the range of fees paid by similar funds, although some of the fees were at the higher end of the range, and that the total annual operating expense ratios of the Portfolios (other than the Index and Profile Portfolios) were within the range of annual expense ratios of similar funds, and that the Portfolios' expense ratios were generally near or lower than the median expense ratio for the applicable Morningstar fund category. With respect to the Index and Profile Portfolios, the Board noted that the Portfolios' management fees and total annual operating expense ratios were on the higher end, but within the range of similar funds. With respect to the sub-advisory fees, it was noted that those fees are paid by MCM out of its management fees, and that the rates payable by MCM to the Sub-Advisers were the result of arms-length negotiations, since none of the Sub-Advisers is an affiliate of MCM.

The Board also considered the overall financial soundness of MCM and each Sub-Adviser and the profits estimated to have been realized by MCM and its affiliates and, to the extent practicable, by the Sub-Advisers. The Board requested and reviewed the financial statements and profitability information from MCM and, to the extent such information was available, the Sub-Advisers. In evaluating the information provided by MCM, the Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as MCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is generally not publicly available and is affected by numerous factors, including the adviser's organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser's assumptions regarding allocations of revenue and expenses. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by MCM and, if applicable, the Sub-Advisers were reasonable in relation to the nature, extent and quality of the services provided.

Economies of Scale

The Board considered the extent to which economies of scale may be realized as the Portfolios grow and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Portfolios and MCM, respectively, comparative fee information, the profitability and financial condition of MCM, and the current level of Portfolio assets. Based on the information provided, the Board concluded that the Portfolios generally were not of sufficient size to identify economies of scale.

Other Factors

The Board considered ancillary benefits derived or to be derived by MCM or the Sub-Advisers from their relationships with the Portfolios as part of the total mix of information evaluated by the Board. In this regard, the Board noted that certain Sub-Advisers received ancillary benefits from soft-dollar arrangements by which brokers provide research to the Sub-Adviser in return for allocating Portfolios brokerage. The Board also noted where services were provided to the Portfolios by an affiliate of MCM or a Sub-Adviser, and took into account the fact that the Portfolios are used as funding vehicles under variable life and annuity contracts offered by insurance companies affiliated with MCM and as funding vehicles under retirement plans for which affiliates of MCM may provide various retirement plan services. Additionally, the Board considered the extent to which the Profile Funds may invest in certain fixed interest contracts issued and guaranteed by MCM's parent company, Great-West Life & Annuity Insurance Company ("GWL&A"), and the benefits derived or to be derived by GWL&A from such investments. The Board concluded that the Portfolios’ management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by MCM or the Sub-Adviser.

ITEM 2.          CODE OF ETHICS.

Not required in filing.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not required in filing.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required in filing.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not required in filing.

ITEM 6.	SCHEDULE OF INVESTMENTS.

The schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.           DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.           PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.           PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	(1) Not required in filing.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:	/s/ W. T. McCallum
W. T. McCallum
President

Date:	August 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ W. T. McCallum
W. T. McCallum
President

Date:	August 27, 2007

By:	/s/ G. R. McDonald
G. R. McDonald
Treasurer

Date:	August 27, 2007